Revenues (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Percentage of amount recognized from contract assets	17.00%
Percentage of amount recognized from contract liabilities	78.00%
Revenue performance obligations	$ 2,316
Revenue, performance obligation, percentage	75.00%